Employee Benefit Expenses	12 Months Ended
Dec. 31, 2023
Classes of employee benefits expense [abstract]
Employee Benefit Expenses	Employee Benefit Expenses

	Year Ended December 31,
(In thousands)	2021	2022	2023
Share-based compensation expenses (Note 23)	$8,986	$6,907	$3,259
Wages, salaries and bonuses	8,451	12,593	10,409
Welfare expenses	1,022	1,823	1,559
Housing funds	210	250	211
	$18,669	$21,573	$15,438
Employee benefit expenses were charged in the following line items in the consolidated statements of loss:

	Year Ended December 31,
(In thousands)	2021	2022	2023
Research and development expenses	$10,598	$12,015	$8,177
Administrative expenses	8,071	9,558	7,261
	$18,669	$21,573	$15,438